Consolidated Statements of Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [Abstract]
GROSS MARGIN	$ 15,424	$ 9,409
SALES (Note 3)	37,884	27,712
Freight, transportation and distribution (Note 4)	872	851
Cost of goods sold (Note 4)	21,588	17,452
Other expenses (income) (Note 6)	204	312
EARNINGS BEFORE FINANCE COSTS AND INCOME TAXES	10,809	4,781
Finance costs (Note 7)	563	613
EARNINGS BEFORE INCOME TAXES	10,246	4,168
Income tax (recovery) expense (Note 8)	2,559	989
NET EARNINGS	7,687	3,179
Profit (loss), attributable to owners of parent	7,660	3,153
Profit (loss), attributable to non-controlling interests	$ 27	$ 26
NET EARNINGS (LOSS) PER SHARE FROM CONTINUING OPERATIONS (Note 9)
Basic earnings (loss) per share	$ 14.22	$ 5.53
Diluted earnings (loss) per share	14.18	5.52
NET EARNINGS PER SHARE FROM DISCONTINUED OPERATIONS (Note 9)
Basic earnings (loss) per share	14.22	5.53
Diluted earnings (loss) per share	$ 14.18	$ 5.52
Weighted average shares outstanding for basic EPS (Note 9)	538,475,000	569,664,000
Weighted average shares outstanding for diluted EPS (Note 9)	540,010,000	571,289,000
Profit (loss)	$ 7,687	$ 3,179
Selling expenses (Note 4)	3,414	3,142
General and administrative expenses (Note 4)	565	477
Provincial mining taxes at end of year to be paid	1,149	466
Share-based compensation (Note 5)	63	198
Impairment of assets (Note 13 and 14)		(33)
Reversal of impairment of assets	$ (780)	$ 33